Related Party Transactions (Details) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	May 15, 2023	Nov. 14, 2022	Feb. 28, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	May 17, 2023	Aug. 13, 2021
Related Party Transactions (Details) [Line Items]
Working capital loans						$ 1,500,000			$ 1,500,000
Promissory note									87,369
Sponsor loan									300,000	$ 2,500,000
Principal amount						$ 1,500,000
Price per share (in Dollars per share)						$ 10
Working capital loans				$ 1,625,213		$ 1,625,213		$ 0	600,000
Office space and secretarial and administrative services						20,000			20,000
Administrative support expense				$ 60,000	$ 60,000	$ 180,000	$ 180,000	87,000	240,000
Fair value of shares								6,550,000
Interest incurred								$ 240,000	$ 3,500
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid			$ 25,000
Shares issued price per share (in Dollars per share)			$ 0.003
Aggregate shares (in Shares)			7,666,667
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Shares subject to forfeiture (in Shares)			1,000,000
Sponsor forfeited shares (in Shares)			1,000,000
Transfer of aggregate shares (in Shares)			1,334,339
Shareholder non-redemption agreement			$ 10,000,000
Fair value per share (in Dollars per share)			$ 7.5
Sponsor converted ordinary shares (in Shares) (in Shares)	1,000,000
Fair value of shares			$ 10,000,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)				3,774,553		3,774,553
Ordinary shares, par value (in Dollars per share)				$ 0.0001		$ 0.0001		$ 0.0001	0.0001		$ 0.0001
Sponsor converted ordinary shares (in Shares) (in Shares)	1,000,000
Working Capital Units [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)				$ 10		$ 10			$ 10
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Promissory note		$ 800,000